Shareholders' Equity - Characteristics of BSA share warrant plans (Details)		12 Months Ended
	Apr. 16, 2021	Dec. 31, 2021 EUR (€) item Y € / shares shares	Dec. 31, 2020 € / shares	Dec. 31, 2019 € / shares
BSA - 2017 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Subscription premium price per share ()		€ 0.534
Exercise price (in euros)		€ 6.67	€ 6.67	€ 6.67
BSA - 2017 plan | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
BSA - 2017 plan | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		2 years
BSA - 2017 plan | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
BSA - 2018 plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in euros)		€ 6.07	€ 6.07	€ 6.07
BSA 2018-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item		126,000
Number of shares per BSA | shares		1
Subscription premium price per share ()		€ 0.48
Exercise price (in euros)		€ 6.067
Fair value per BSA at grant date () | €		€ 1.98
Expected volatility		40.00%
Average life (years) | Y		6
Risk free rate		0.30%
BSA 2018-1 | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
BSA 2018-1 | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
BSA 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Issued | item		10,000
Number of shares per BSA | shares		1
Subscription premium price per share ()		€ 0.18
Exercise price (in euros)		€ 2.20
Fair value per BSA at grant date () | €		€ 0.48
Expected volatility		40.00%
Average life (years) | Y		5.5
Risk free rate		0.33%
BSA 2019 bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
Issued		10,000	10,000
Number of shares per BSA | shares		1
Subscription premium price per share ()		€ 0.29
Exercise price (in euros)		€ 3.68	€ 3.68
Fair value per BSA at grant date () | €		€ 0.90
Expected volatility		40.00%
Average life (years) | Y		6
Risk free rate		0.00%
BSA 2019 ter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued		36,000	36,000
Number of shares per BSA | shares		1
Subscription premium price per share ()		€ 0.29
Exercise price (in euros)		€ 3.68	€ 3.68
Fair value per BSA at grant date () | €		€ 0.90
Expected volatility		40.00%
Average life (years) | Y		6
Risk free rate		0.00%
BSA 2019 ter | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
BSA 2019 ter | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Issued	50,000	50,000
Number of shares per BSA | shares		1
Subscription premium price per share ()		€ 2.45
Exercise price (in euros)		€ 11.74
Expected volatility		64.00%
Average life (years) | Y		5
Risk free rate		0.60%
BSA 2021 | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per BSA at grant date () | €		€ 3.2
BSA 2021 | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per BSA at grant date () | €		€ 3.0
BSA - 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued | item		195,000
Number of shares per BSA | shares		1
Exercise price (in euros)		€ 6.675
Fair value per BSA at grant date () | €		€ 2.47
Expected volatility		40.00%
Average life (years) | Y		6
Risk free rate		0.22%